Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Cumulative tax gain (loss) period	3 years	3 years	3 years
Cash paid for income taxes, net	$ 8,400	$ 10,900	$ 4,000
Net operating loss carryforwards	128,700
Deferred tax liabilities	324	273
Unrecognized tax benefits liability	941	1,338	1,089	$ 1,093
Accrued interest and penalties are included in the unrecognized tax benefits	800	1,200
Research and Development
Income Tax Disclosure [Line Items]
Tax credits carried forward	3,000
Federal Jurisdiction
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	35,700
Federal Jurisdiction | Deferred Tax Asset, United States
Income Tax Disclosure [Line Items]
Increase (reversal) in valuation allowance	26,600		24,500
Foreign Tax Jurisdiction
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	32,200
Tax credits carried forward	5,200
Cash held by foreign subsidiaries	26,600
Foreign earnings repatriated	13,400
Deferred tax liabilities	100
Foreign Tax Jurisdiction | Deferred Tax Asset, United Kingdom
Income Tax Disclosure [Line Items]
Increase (reversal) in valuation allowance			$ (9,900)
State and Local Jurisdiction
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 60,800
State and Local Jurisdiction | Deferred Tax Asset, United States
Income Tax Disclosure [Line Items]
Increase (reversal) in valuation allowance		$ (22,000)